Taxes (Details) - Schedule of Reconciles the Statutory Rate		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciles the Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax rate	[1]	(23.20%)	(14.20%)	(11.60%)
Effect of tax rate in a foreign jurisdiction		1.10%	3.20%	7.80%
Additional deduction for R&D expenses		(2.20%)	(1.00%)
Non-deductible expenses		0.00%	0.10%	(10.60%)
Operating income offset loss carryforward
Change of tax rate		0.20%
Change in valuation allowance		5.60%	1.20%	5.00%
Effective tax rate		6.50%	14.30%	0.00%

[1]	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended September 30, 2024 and 2023. Kashi Mofy is eligible for a preferential tax rate of 9%,and Zhejiang Mofy is eligible for a preferential tax rate of 5% in 2024. For the years ended September 30, 2024 and 2023, the tax saving as the result of the favorable tax rate and tax holiday amounted to $3,007,791 and $1,086,519, respectively, and per share effect of the favorable tax rate (after stock reverse split) were $1.58 and $0.65, respectively.